EXHIBIT 99.18

CONSOLIDATED ANALYTICS POOL 2 EXCEPTION GRADES REPORT

Deal ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/ Morningstar)	Initial Credit Grade (DBRS/ Morningstar)	Initial Property Valuation Grade (DBRS/ Morningstar)	Initial Compliance Grade (DBRS/ Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/ Morningstar)	Final Credit Grade (DBRS/ Morningstar)	Final Property Grade (DBRS/ Morningstar)	Final Compliance Grade (DBRS/ Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
248	XXX		XXX	XXX	XX/ XX/ XXXX	XXX	MT	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	04/06/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	04/08/2026

Qualifying DTI below max allowed. — Calculated DTI of 20.89% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 797 is greater than Guideline minimum FICO of 720.

Borrower has stable job time — Borrower has 6.24 years on job.

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248	XXX		XXX	XXX	XX/ XX/ XXXX	XXX	MT	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	04/06/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	04/08/2026

Qualifying DTI below max allowed. — Calculated DTI of 20.89% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 797 is greater than Guideline minimum FICO of 720.

Borrower has stable job time — Borrower has 6.24 years on job.

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248	XXX		XXX	XXX	XX/XX/ XXXX	XXX	MT	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	04/07/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	04/08/2026

Qualifying DTI below max allowed. — Calculated DTI of 20.89% is less than Guideline DTI of 45%

Qualifying FICO is Greater than the Guideline Minimum — Qualifying FICO of 797 is greater than Guideline minimum FICO of 720.

Borrower has stable job time — Borrower has 6.24 years on job.

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